Parent Company (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company Details (Textuals) [Abstract]
Gain on business travel joint venture transaction	$ (626,000,000)	$ (630,000,000)
Non Cash [Member]
Parent Company Details (Textuals) [Abstract]
Charge related to impacts of debt exchange on long-term debt		0	0	439,000,000
Gain on business travel joint venture transaction		(630,000,000)	0	0
Parent Company [Member] | Non Cash [Member]
Parent Company Details (Textuals) [Abstract]
Charge related to impacts of debt exchange on long-term debt		$ 0	$ 0